INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-Alesta Therapeutics B.V. (Details)	1 Months Ended				12 Months Ended
	Jul. 31, 2021 USD ($) shares	Jul. 31, 2021 EUR (€) shares	Apr. 30, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 EUR (€)
Black Belt Tx Limited
Schedule of Investments
Payments to acquire equity investments			$ 2,249,600	€ 2,000,000
Equity ownership (as a percent)			14.10%	14.10%
Exchange of common stocks | shares	770,270	770,270
Convertible loan tranches repaid	$ 11,900,000	€ 10,000,000
Percentage of price per share issued at which the outstanding principal loan is to be converted	80.00%	80.00%
Alesta Tx
Schedule of Investments
Equity ownership (as a percent)	12.90%		14.10%	14.10%		12.90%
Contribution amount | €						€ 750,000
Percentage of fully diluted capital	8.30%					8.30%
Fair value of additional equity interest	$ 1,385,000
Impairment of equity investment					$ 865,000
Term of loan (in years)	3 years	3 years
Loan to be advanced	$ 261,000	€ 217,166
Interest rate (as a percent)	6.00%	6.00%